UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winslow Management Company
Address: 99 High Street - 12th Floor
         Boston, MA  02110

13F File Number:  28-11555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Patsky, CFA
Title:     Portfolio Manager
Phone:     (617) 371-3708

Signature, Place, and Date of Signing:

      /s/ Matthew Patsky     Boston, MA     April 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $344,939 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      458    89400 SH       SOLE                    89400        0        0
ADEZA BIOMEDICAL CORP          COM              006864102    12121   573650 SH       SOLE                   573650        0        0
AIRSPAN NETWORKS INC           COM              00950h102     8330  1234000 SH       SOLE                  1234000        0        0
ANSWERS CORP                   COM              03662x100     4210   350500 SH       SOLE                   350500        0        0
APPLERA CORP                   COM CE GEN GRP   038020202    15828  1354000 SH       SOLE                  1354000        0        0
AQUANTIVE INC                  COM              03839g105    18498   785800 SH       SOLE                   785800        0        0
ARENA PHARMACEUTICALS INC      COM              040047102    22028  1216325 SH       SOLE                  1216325        0        0
BANKRATE INC                   COM              06646V108    16087   369300 SH       SOLE                   369300        0        0
CELGENE CORP                   COM              151020104      310     7000 SH       SOLE                     7000        0        0
COLOR KINETICS INC             COM              19624p100    13978   659942 SH       SOLE                   659942        0        0
CORNING INC                    COM              219350105      255     9480 SH       SOLE                     9480        0        0
DARLING INTL INC               COM              237266101       84    18000 SH       SOLE                    18000        0        0
DURECT CORP                    COM              266605104    20032  3149655 SH       SOLE                  3149655        0        0
EMCORE CORP                    COM              290846104    14857  1456600 SH       SOLE                  1456600        0        0
ENVIRONMENTAL PWR CORP         COM NEW          29406l201     3078   434800 SH       SOLE                   434800        0        0
EVERGREEN SOLAR INC            COM              30033r108     2102   136500 SH       SOLE                   136500        0        0
FUEL-TECH N V                  COM              359523107    13248   828510 SH       SOLE                   828510        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106    10323   259900 SH       SOLE                   259900        0        0
HERBALIFE LTD                  COM USD SHS      g4412g101    16795   497330 SH       SOLE                   497330        0        0
INTERMAGNETICS GEN CORP        COM              458771102      637    25425 SH       SOLE                    25425        0        0
ISIS PHARMACEUTICALS INC       COM              464330109    18916  2099500 SH       SOLE                  2099500        0        0
ITRON INC                      COM              465741106     4676    78130 SH       SOLE                    78130        0        0
LANTRONIX INC                  COM              516548104      140    60000 SH       SOLE                    60000        0        0
MAXWELL TECHNOLOGIES INC       COM              577767106    11630   596120 SH       SOLE                   596120        0        0
NAM TAI ELECTRS INC            COM PAR $0.02    629865205     7170   312950 SH       SOLE                   312950        0        0
OPSWARE INC                    COM              68383a101    10408  1214500 SH       SOLE                  1214500        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303     4131   123500 SH       SOLE                   123500        0        0
PHARMACOPEIA DRUG DISCVRY IN   COM              7171ep101      593   100000 SH       SOLE                   100000        0        0
SONIC SOLUTIONS                COM              835460106    12145   670600 SH       SOLE                   670600        0        0
SUNOPTA INC                    COM              8676ep108      214    24900 SH       SOLE                    24900        0        0
SURMODICS INC                  COM              868873100    23882   675400 SH       SOLE                   675400        0        0
SYMMETRICOM INC                COM              871543104      428    50000 SH       SOLE                    50000        0        0
THERMOGENESIS CORP             COM NEW          883623209     9732  2402850 SH       SOLE                  2402850        0        0
TRIDENT MICROSYSTEMS INC       COM              895919108    10668   367100 SH       SOLE                   367100        0        0
UNITED NAT FOODS INC           COM              911163103    14569   416600 SH       SOLE                   416600        0        0
VA SOFTWARE CORP               COM              91819b105      240    50000 SH       SOLE                    50000        0        0
VASOGEN INC                    COM              92232F103      475   225000 SH       SOLE                   225000        0        0
WHOLE FOODS MKT INC            COM              966837106     6907   103960 SH       SOLE                   103960        0        0
ZOLTEK COS INC                 COM              98975w104    14756   645500 SH       SOLE                   645500        0        0